CERTARCA

20 Broad Street
New York, NY 10005

14025238

NYSE REGULATION

RECEIVED
FEB 03 2014
The Division of
Investment Management

February 3, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re:	iShares Trust	
	Issuer CIK:	0001100663
	Issuer File Number:	001-15897
	Form Type:	8-A12B
	Filing Date:	02/03/2014

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

iShares Treasury Floating Rate Bond ETF
iShares 2019 AMT-Free Muni Term ETF

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance